ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure Of Assets Held For Sale [Abstract]
Disclosure Of Assets Held-For-Sale [Table Text Block]

A summary of major classes of assets and liabilities classified as held for sale is as follows:

	Successor
	December 31, 2012	September 30, 2012
Cash and cash equivalents	$1.9	$0.4
Restricted cash	2.3	2.7
Accounts receivable	0.5	17.1
Inventories	0.6	5.4
Prepaids and other	–	0.5
Property, plant and equipment	24.7	25.8
Other assets	4.3	4.3
Assets held for sale	34.3	56.2
Accounts payable and accrued liabilities	15.2	14.8
Liabilities associated with assets held for sale	$15.2	$14.8

Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]

As disclosed previously, the operations of the Snowflake mill were classified as a discontinued operation. A breakdown of loss from discontinued operations, net of tax is as follows:

	Successor	Predecessor
	Three months ended	Nine months ended	Years ended
	December 31	September 30	December 31
	2012	2012	2011	2010
Sales	$4.5	$142.8	$181.8	$177.2
Cost of sales, excluding depreciation and amortization	(5.0)	(142.4)	(202.9)	(183.5)
Depreciation and amortization	–	–	(7.0)	(9.6)
Impairment, severances and other closure costs	(11.0)	(8.7)	(161.8)	–
Restructuring costs	(1.1)	–	–	–
Interest expense, net	–	(0.1)	(0.2)	(0.1)
Other income (expense), net	0.7	–	(4.4)	–
Reorganization items, net (note 6)	(1.0)	4.8	–	–
Income tax expense	–	–	(1.0)	(3.5)
Loss from discontinued operations, net of tax	$(12.9)	$(3.6)	$(195.5)	$(19.5)

Schedule Of Components Of Impairment, Severances and Other Closure Costs [Table Text Block]

The following tables provide the components of impairment, severances and other closure costs for the three months ended December 31, 2012 and the nine months ended September 30, 2012:

Three months ended December 31 2012 (successor)
Amount
Severances and other closure costs
Severances	$1.6
Withdrawal liability from multi-employer plan	8.2
Other closure costs	1.2
$11.0

Nine months ended September 30 2012 (predecessor)
Amount
Impairment
Operating and maintenance supplies and spare parts	$0.5
Raw materials	0.6
1.1
Severances and other closure costs
Severances	3.2
Withdrawal liability from multi-employer plan	3.4
Other closure costs	1.0
$8.7